UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Virginia

            Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 118.7%
Corporate — 12.2%
County of Chesterfield Virginia EDA, RB, Virginia Electric Power Co. Project, Series A, AMT, 5.60%, 11/01/31	$500	$513,750
Isle Wight County Virginia IDA, RB, International Paper, Series A, AMT, 5.70%, 11/01/27	1,300	1,299,896
Louisa Virginia IDA, Refunding RB, Virginia Electric & Power Co. Project, Series A, 5.38%, 11/01/35 (a)	1,000	1,000,430

		2,814,076
County/City/Special District/School District — 21.4%
City of Norfolk Virginia, GO, Refunding, Capital Improvement, Series A, 5.00%, 8/01/38	500	529,460
City of Portsmouth Virginia, GO, Refunding, Series D, 5.00%, 7/15/34	500	520,320
City of Suffolk Virginia, GO, Refunding, 5.00%, 6/01/42	1,000	1,046,460
County of Fairfax Virginia Redevelopment & Housing Authority, Refunding RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,531,095
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	446,830
Mosaic District Community Development Authority, Special Assessment, Series A, 6.88%, 3/01/36	250	275,332
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17	144	153,916
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/18 (b)	360	452,837

		4,956,250
Education — 20.1%
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 6/01/39	355	367,343
Municipal Bonds	Par (000)	Value
Virginia (continued)
Education (concluded)
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	$1,000	$1,021,460
Washington & Lee University Project (NPFGC), 5.25%, 1/01/26	500	576,050
Washington & Lee University Project (NPFGC), 5.25%, 1/01/31	1,000	1,127,810
Virginia Small Business Financing Authority, RB:
Roanoke College, 5.75%, 4/01/41	500	523,160
Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,000	1,029,670

		4,645,493
Health — 23.3%
County of Fairfax Virginia EDA, Refunding RB:
Goodwin House, Inc., 5.00%, 10/01/27	1,000	1,016,150
Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	440,360
County of Hanover EDA, Refunding RB, Covenant Woods, Series A, 5.00%, 7/01/42	500	403,120
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes, 4.25%, 6/01/26	145	131,517
Danville Virginia IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28 (c)	1,000	1,198,780
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.40%, 12/01/33	250	208,810
Roanoke EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 7/01/30	795	820,170
Carilion Health System (AGM), 5.00%, 7/01/20 (b)	5	5,964
Carilion Health System, Series B (AGM), 5.00%, 7/01/38	495	501,910
Winchester Virginia IDA, RB, Valley Health System Obligation, Series E, 5.63%, 1/01/44	650	683,501

		5,410,282

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Housing — 11.1%
Virginia HDA, RB:
M/F Rental Housing, Series A, 5.25%, 5/01/41	$750	$761,265
M/F Rental Housing, Series B, 5.63%, 6/01/39	1,000	1,041,460
M/F Rental Housing, Series F, 5.25%, 10/01/38	250	257,423
Remarketing, S/F Housing, Sub-Series C-3, 3.25%, 4/01/31	650	517,803

		2,577,951
State — 9.8%
Virginia College Building Authority, RB, Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	1,000	1,044,840
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B:
5.25%, 8/01/33	500	539,035
4.00%, 8/01/36	730	692,967

		2,276,842
Transportation — 10.5%
Richmond Metropolitan Authority, Refunding RB (NPFGC), 5.25%, 7/15/22	500	561,200
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	1,260	1,346,436
Virginia Port Authority, RB, 5.00%, 7/01/36	500	527,170

		2,434,806
Utilities — 10.3%
City of Richmond Virginia, Refunding RB, Series A, 5.00%, 1/15/29	250	275,990
Virginia Resources Authority, RB, Senior, Virginia Pooled Financing Program, Series B, 5.00%, 11/01/33	2,000	2,117,020

		2,393,010
Total Municipal Bonds in Virginia		27,508,710
Municipal Bonds	Par (000)	Value
District of Columbia — 7.8%
Transportation — 7.8%
Metropolitan Washington Airports Authority, Refunding RB:
1st Senior Lien, Series A, 5.00%, 10/01/39	$290	$288,730
1st Senior Lien, Series A, 5.25%, 10/01/44	460	464,337
Series B, 5.00%, 10/01/29	1,000	1,064,330
Total Municipal Bonds in District of Columbia		1,817,397

Guam — 2.0%
State — 2.0%
Territory of Guam, RB, Series A:
Business Privilege Tax Bonds, 5.13%, 1/01/42	250	248,330
Limited Obligation Bonds, Section 30, 5.63%, 12/01/29	200	207,254
Total Municipal Bonds in Guam		455,584

Multi-State — 6.8%
Housing — 6.8%
Centerline Equity Issuer Trust, Series B-2, 7.20%, 11/15/14 (d)(e)	1,500	1,580,400
Total Municipal Bonds in Multi-State		1,580,400
Total Municipal Bonds — 135.3%		31,362,091

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Virginia — 22.7%
Education — 13.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,999	3,196,304
Health — 8.9%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	999	1,058,596

2	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Virginia (concluded)
Health (concluded)
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$1,000	$1,013,507

		2,072,103
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 22.7%		5,268,407
Total Long-Term Investments (Cost —$35,480,070) — 158.0%		36,630,498

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	754,888	$754,888
Total Short-Term Securities (Cost — $754,888) — 3.3%		754,888
Total Investments (Cost — $36,234,958*) — 161.3%		37,385,386
Other Assets Less Liabilities — 1.7%		415,498
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.0%)		(3,019,967)
VRDP Shares, at Liquidation Value — (50.0%)		(11,600,000)

Net Assets Applicable to Common Shares — 100.0%		$23,180,917

* As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$33,125,350

Gross unrealized appreciation		$1,789,893
Gross unrealized depreciation		(548,835)

Net unrealized appreciation		$1,241,058

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security is collateralized by municipal or US Treasury obligations.

(d)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
FFI Institutional Tax-Exempt Fund	389,989	364,899	754,888	—

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	EDA	Economic Development Authority

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(5)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$633,203	$1,791

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements-Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$36,630,498	—	$36,630,498
Short-Term Securities	$754,888	—	—	754,888

Total	$754,888	$36,630,498	—	$37,385,386

[1]	See above Schedule of Investments for values in each sector.

4	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,791	—	—	$1,791

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$9,000	—	—	$9,000
Liabilities:
Bank overdraft	—	$(729)	—	(729)
TOB trust certificates	—	(3,018,978)	—	(3,018,978)
VRDP Shares	—	(11,600,000)	—	(11,600,000)

Total	$9,000	$(14,619,707)	—	$(14,610,707)

There were no transfers between levels during the period ended November 30, 2013.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date:	January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date:	January 24, 2014